Variable Interest Entities - Unconsolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
VARIABLE INTEREST ENTITY
Total VIE Assets		$ 360,322	$ 425,431	$ 422,435
Other investments	[1]	10,418	10,567
Unconsolidated VIE
VARIABLE INTEREST ENTITY
Total VIE Assets		376,055	309,866
Maximum Exposure to Loss, On-Balance Sheet		5,575	4,459
Maximum Exposure to Loss, Off-Balance Sheet		2,784	2,452
Total		8,359	6,911
Other investments		5,600	4,500
Unconsolidated VIE | Real Estate and Investment Entities
VARIABLE INTEREST ENTITY
Total VIE Assets		376,055	309,866
Maximum Exposure to Loss, On-Balance Sheet		5,575	4,459
Maximum Exposure to Loss, Off-Balance Sheet		2,784	2,452
Total		$ 8,359	$ 6,911

[1]	See Note 9 for details of balances associated with variable interest entities